Share-based awards- General (Details)				12 Months Ended
	Jul. 30, 2019 shares	Jul. 29, 2019 shares	Apr. 01, 2015 shares	Mar. 31, 2020 shares
Share-based awards
Number of shares authorized but unissued				265,848,704
Ratio of share subdivision	8
ADS ratio	8	1
Number of ordinary share issuable upon vesting of one outstanding RSU or exercise of one outstanding share option	8	1
Share option and RSUs with four-year vesting schedule
Share-based awards
Vesting period				4 years
Vesting percentage				25.00%
Share option and RSUs with four-year vesting schedule | Maximum
Share-based awards
Expiry period				6 years
Share option and RSUs with four-year vesting schedule and initial vesting at first anniversary
Share-based awards
Vesting percentage				25.00%
Share option and RSUs with four-year vesting schedule and initial vesting at second anniversary
Share-based awards
Vesting percentage				50.00%
Share option and RSUs with six-year vesting schedule
Share-based awards
Vesting period				6 years
Share option and RSUs with six-year vesting schedule | Maximum
Share-based awards
Expiry period				10 years
2014 Plan
Share-based awards
Plan term				10 years
2014 Plan | Maximum
Share-based awards
Additional number of shares subject to award			200,000,000
2014 Plan | Maximum | Before the Share Subdivision
Share-based awards
Additional number of shares subject to award			25,000,000